Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net) (Tables)	12 Months Ended
Dec. 31, 2021
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)

	2019	2020	2021

Gains:
On disposal of tangible assets	16	6	57

	16	6	57